Trade Accounts Receivable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade Accounts Receivable
11)	TRADE ACCOUNTS RECEIVABLE
As of December 31, 2021 and 2020, consolidated trade accounts receivable consisted of:

	2021	2020

Trade accounts receivable	$1,622	1,654
Allowances for expected credit losses	(101)	(121)

	$1,521	1,533

As of December 31, 2021 and 2020, trade accounts receivable include receivables of $727 and $677, respectively, sold under outstanding trade receivables securitization programs and/or factoring programs with recourse, established in Mexico, the United States, France and the United Kingdom, in which CEMEX effectively surrenders control associated wit
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 the trade accounts receivable sold and there is no guarantee or obligation to reacquire the assets; nonetheless, in such programs, CEMEX retains certain residual interest in the programs and/or maintains continuing involvement with the accounts receivable. Therefore, the trade accounts receivable sold were not removed from the statement of financial position and the funded amounts to CEMEX of $602 in 2021 and $586 in 2020, were recognized within the line item of “Other financial obligations.” Trade accounts receivable qualifying for sale exclude amounts over certain days past due or concentrations over certain limits to any one customer, according to the terms of the programs. The discount granted to the acquirers of the trade accounts receivable is recorded as financial expense and amounted to $11 in 2021, $13 in 2020 and $25 in 2019. CEMEX’s securitization programs are usually negotiated for periods of one to two years and are usually renewed at their maturity.
As of December 31, 2021, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

	Accounts receivable	ECL allowance	ECL average rate
Mexico	$253	31	12.3%
United States	503	6	1.2%
Europe, Middle East, Africa and Asia	742	47	6.3%
South, Central America and the Caribbean	82	13	15.9%
Others	42	4	9.5%

	$1,622	101

Changes in the allowance for expected credit losses in 2021, 2020 and 2019, were as follows:

	2021	2020	2019

Allowances for expected credit losses at beginning of period	$121	116	119
Charged to selling expenses	1	23	12
Deductions	(16)	(19)	(16)
Reclassification to assets held for sale (note 5.2)	(2)	—	—
Foreign currency translation effects	(3)	1	1

Allowances for expected credit losses at end of period	$101	121	116

As of December 31, 2021, in relation to the
COVID-19
Pandemic (note 2) and the potential increase in expected credit losses on trade accounts receivable because of the negative economic effects associated with the
COVID-19
Pandemic, CEMEX maintains continuous communication with its customers as part of its collection management, in order to anticipate situations that could represent an extension in the portfolio’s recovery period or in some cases the risk of non-recovery.
As of this same date, the Company considers that these negative effects do not yet have a significant impact on the estimates of expected credit losses and will continue to monitor the development of relevant events that may eventually have effect because of a deepening or extension of the
COVID-19
Pandemic.